Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Aggregate cash proceed of redeemable convertible preferred stock warrant		$ 4,288,000
Warrant to purchase shares			8,860
Fair value			$ 30,000
Exercise price			$ 8.61
Redeemable convertible preferred stock warrant liability
Class Of Stock [Line Items]
Common stock issued on exercise of outstanding redeemable convertible preferred stock warrants	274,000
Series A Redeemable Convertible Preferred Stock Warrants
Class Of Stock [Line Items]
Redeemable convertible preferred stock warrants converted to common stock warrants	63,000
Warrants exercise price	$ 7.96
Reclassification of preferred stock warrant liability to additional paid in capital	$ 1,200,000
Common stock warrants expiration date	2025-09
Series B Redeemable Convertible Preferred Stock Warrants
Class Of Stock [Line Items]
Redeemable convertible preferred stock converted to common stock	65,000
Warrants exercise price	$ 2.2674
Number of redeemable convertible preferred stock warrants converted	2,176,000
Share price	$ 27.00
Series C Redeemable Convertible Preferred Stock Warrants
Class Of Stock [Line Items]
Redeemable convertible preferred stock converted to common stock	209,000
Warrants exercise price	$ 2.5915
Number of redeemable convertible preferred stock warrants converted	1,655,000
Aggregate cash proceed of redeemable convertible preferred stock warrant	$ 4,300,000
Common Stock
Class Of Stock [Line Items]
Redeemable convertible preferred stock converted to common stock	25,958,000
Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Redeemable convertible preferred stock warrants converted to common stock warrants	500,000